S000010818 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	186 Months Ended	227 Months Ended	341 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Columbia Large Cap Enhanced Core Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		25.35%	14.56%	12.28%
Performance Inception Date	Oct. 02, 2024
Columbia Large Cap Enhanced Core Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		25.28%	14.55%	12.28%
Performance Inception Date							Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.13%	11.09%	9.76%
Performance Inception Date							Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.92%	10.69%	9.34%
Performance Inception Date							Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent		24.93%	14.26%	12.00%
Performance Inception Date						Jan. 23, 2006
Columbia Large Cap Enhanced Core Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		25.55%	14.83%	12.55%
Performance Inception Date							Jul. 31, 1996
Columbia Large Cap Enhanced Core Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		25.80%	15.03%	12.73%
Performance Inception Date					Jul. 15, 2009